As filed with the Securities and Exchange Commission on December 11, 2015

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 72	☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 70 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 11th day of December, 2015.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry(1)
Bev Hendry
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name		Title	Date

/s/ Bev Hendry(1)		President and Chief Executive	December 11, 2015
Bev Hendry		Officer

/s/ Andrea Melia(1)		Treasurer, Chief Financial Officer	December 11, 2015
Andrea Melia		And Principal Accounting Officer

/s/ P. Gerald Malone(1)		Chairman of the Board	December 11, 2015
P. Gerald Malone

/s/ Richard H. McCoy(1)		Trustee	December 11, 2015
Richard H. McCoy

/s/ Peter D. Sacks(1)		Trustee	December 11, 2015
Peter D. Sacks

/s/ John T. Sheehy(1)		Trustee	December 11, 2015
John T. Sheehy

/s/ Warren C. Smith(1)		Trustee	December 11, 2015
Warren C. Smith

/s/ Jack Solan(1)		Trustee	December 11, 2015
Jack Solan

/s/ Neville Miles(1)		Trustee	December 11, 2015
Neville Miles

/s/ Martin Gilbert(1)		Trustee	December 11, 2015
Martin Gilbert

By:	/s/ Lucia Sitar

(1)         Pursuant to a power of attorney filed herewith.

ABERDEEN FUNDS

(a Delaware statutory trust)

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of ABERDEEN FUNDS (the “Trust”), a Delaware statutory trust, hereby constitutes and appoints Alan Goodson, Megan Kennedy, Jennifer Nichols, Lucia Sitar and Jeffrey Cotton and each of them with power to act without the others, his or her attorney-in-fact, with full power of substitution and resubstitution, to sign the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of the Trust and any and all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, and each of them shall have full power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities, all and every act and thing requisite or necessary to be done, as fully and to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned has herewith set his or her name as of this 10th day of December 2014.

/s/ P. Gerald Malone	/s/ Warren C. Smith
P. Gerald Malone, Trustee	Warren C. Smith, Trustee

/s/ Richard H. McCoy	/s/ Jack Solan
Richard H. McCoy, Trustee	Jack Solan, Trustee

/s/ Peter D. Sacks	/s/ Martin Gilbert
Peter D. Sacks, Trustee	Martin Gilbert, Trustee

/s/ John T. Sheehy	/s/ Neville Miles
John T. Sheehy, Trustee	Neville Miles, Trustee

ABERDEEN FUNDS

(a Delaware statutory trust)

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as officers of ABERDEEN FUNDS (the “Trust”), a Delaware statutory trust, hereby constitutes and appoints Alan Goodson, Megan Kennedy, Jennifer Nichols, Lucia Sitar and Jeffrey Cotton and each of them with power to act without the others, his or her attorney-in-fact, with full power of substitution and resubstitution, to sign the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of the Trust and any and all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, and each of them shall have full power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities, all and every act and thing requisite or necessary to be done, as fully and to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned has herewith set his or her name as of this 10th day of December 2014.

/s/ Bev Hendry
Bev Hendry, President and Chief Executive Officer

/s/ Andrea Melia
Andrea Melia, Treasurer and Chief Financial Officer

CERTIFICATE OF SECRETARY

The undersigned Secretary for Aberdeen Funds (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution on September 8, 2015:

RESOLVED, that the Trustees hereby approve and authorize the use of the Powers of Attorney previously executed by the Trustees and certain Officers of the Funds appointing Alan Goodson, Megan Kennedy, Jennifer Nichols, Lucia Sitar and Jeffrey Cotton as attorneys-in-fact for the purpose of signing and filing on behalf of the Trust its registration statement and any amendments thereto under the Securities Act of 1933 and the 1940 Act with the SEC, and the attorneys-in-fact listed in such Powers of Attorney are hereby authorized to act in accordance with such Powers of Attorney for the purposes described in the Powers of Attorney.

Dated: September 8, 2015	/s/ Megan Kennedy
Megan Kennedy
Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase